Earnings / (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings / (Loss) per Share
Summary of profit or loss attributable to common equity holders is adjusted by the amount of dividends on Series C and D Preferred Stock and dividends on Class A warrants

		From
	December 31,	April 15, 2021 through
	2022	December 31, 2021
Net (loss)/income	$(326)	$134
Less deemed dividend on Series D Preferred Stock upon redemption for issuance of common stock	(134)	—
Less dividends on Series C Preferred Stock	(950)	(69)
Less dividends on Series D Preferred Stock	(252)	—
Less dividends on Class A warrants	(1,012)	—
Net (loss)/earnings attributed to common stockholders	$(2,674)	$65

Weighted average number of common stock, basic	3,113,108	882,024
Effect of dilutive shares	—	345,545
Weighted average number of common stock, diluted	3,113,108	1,227,569

(Loss)/Earnings per share, basic	$(0.86)	$0.07
(Loss)/Earnings per share, diluted	$(0.86)	$0.05